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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment number: ________
This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tweedy, Browne Company LLC
Address: 350 Park Avenue, 9th Floor
         New York, NY 10022

Form 13F File Number: 28-1222

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Kenneth E. Leopold
Title: General Counsel
Phone: 212-916-0600

Signature,                  Place,        and Date of Signing:


Kenneth E. Leopold   New York, New York        11/09/2009
Signature                City,  State             Date

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           52

Form 13F Information Table Value Total:   $1,848,698

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                     1
Form 13F File Number:   28-04975
Name:                   Affiliated Managers Group Inc.

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                           FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     ------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ ------- -------- -------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305    10575   170897  SH       SOLE                 170897
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    35391   575559  SH       SOLE                 575559
ENI SPONSORED ADR              ADR              26874R108      731    14655  SH       SOLE                  14655
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105    37859   958220  SH       SOLE                 958220
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      17730   442138  SH       SOLE                 442138
HEINEKEN NV ADR                ADR              2419176      17314   751963  SH       SOLE                 751963
NOVARTIS AG ADR                ADR              66987V109    19998   396951  SH       SOLE                 396951
SK TELECOM - ADR               ADR              78440P108   102139  5853247  SH       SOLE                5724247           129000
UNILEVER (ul)                  ADR              904767704    11696   407801  SH       SOLE                 407801
UNILEVER (UN)                  ADR              904784709    40102  1389521  SH       SOLE                1389521
COCA-COLA HELLENIC BOTTLING    COM              4420723      20551   772942  SH       SOLE                 772942
HONDA MOTOR CO LTD             COM              6435145      85507  2768855  SH       SOLE                2544855           224000
3M CO                          COM              88579Y101    50900   689696  SH       SOLE                 602496            87200
ACMAT CORP CLASS A             COM              004616207      843    51890  SH       SOLE                  51890
ALTRIA GROUP, INC.             COM              02209S103     1130    63448  SH       SOLE                  63448
AMERICAN EXPRESS COMPANY       COM              025816109    21422   631905  SH       SOLE                 631905
AMERICAN NATIONAL INSURANCE CO COM              028591105    66155   776469  SH       SOLE                 681562            94907
AT&T INC                       COM              00206R102     1625    60166  SH       SOLE                  60166
AVATAR HOLDINGS INC            COM              053494100    10279   541002  SH       SOLE                 541002
BERKSHIRE HATHAWAY INC DEL     COM              084670108    18685      185  SH       SOLE                    185
BURLINGTON NORTHERN SANTA FE C COM              12189T104   104209  1305389  SH       SOLE                1167232           138157
CINTAS CORP.                   COM              172908105      416    13740  SH       SOLE                  13740
COCA COLA COMPANY              COM              191216100      988   183920  SH       SOLE                  18392
COMCAST CORP - CLASS A         COM              20030N101      555   328500  SH       SOLE                  32850
COMCAST CORP SPECIAL CLASS A   COM              20030N200    83275 51787960  SH       SOLE                4332096           846700
CONOCOPHILLIPS                 COM              20825c104    80002 17715250  SH       SOLE                1591970           179555
DEVON ENERGY                   COM              25179M103    48266   716860  SH       SOLE                 643255            73605
EMERSON ELECTRIC COMPANY       COM              291011104   108686  2711730  SH       SOLE                2409065           302665
EXXON MOBIL CORPORATION        COM              30231G102      202     2942  SH       SOLE                   2942
FEDERATED INVESTORS INC (PA.)  COM              314211103    22476   852324  SH       SOLE                 852324
FINISHMASTER                   COM              31787p108     1251    75560  SH       SOLE                  75560
G & K SERVICES INC             COM              361268105     3684   166237  SH       SOLE                  99563           66674
GENUINE PARTS CO               COM              372460105     1745    45850  SH       SOLE                  45850
HENRY SCHEIN INC               COM              806407102    23140   421413  SH       SOLE                 421413
HOME DEPOT INC                 COM              437076102    60766  2281022  SH       SOLE                1835577          445445
JEFFERIES GROUP INC. NEW       COM              472319102     3330   122280  SH       SOLE                 122280
KRAFT FOODS INC-A              COM              50075n104      314    11948  SH       SOLE                  11948
LEUCADIA NATIONAL CORP         COM              527288104    15242   616567  SH       SOLE                 616567
NATIONAL WESTERN LIFE INS CO   COM              638522102    22417   127384  SH       SOLE                 127384
NORFOLK SOUTHERN CORP          COM              655844108    34015   789025  SH       SOLE                 650970          138055
RAYONIER INC                   COM              754907103     1388    33928  SH       SOLE                  33928
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      715    39840  SH       SOLE                  39840
SYSCO CORP                     COM              871829107     1088    43785  SH       SOLE                  43785
TORCHMARK CORP                 COM              891027104    12678   291911  SH       SOLE                 291911
TRANSATLANTIC HLDGS            COM              893521104    76598  1526772  SH       SOLE                1327523          199249
UNIFIRST CORP                  COM              904708104    36209   814599  SH       SOLE                 664971          149628
UNION PACIFIC                  COM              907818108    84217  1443303  SH       SOLE                1275803          167500
WAL-MART STORES INC            COM              931142103    51365  1046348  SH       SOLE                 895538          150810
WELLPOINT                      COM              94973v107    28245   596398  SH       SOLE                 470648          125750
COCA COLA FEMSA                COM              191241108   146852  3053061  SH       SOLE                2918061          135000
JOHNSON & JOHNSON              COM              478160104    51928   852811  SH       SOLE                 852811
PHILIP MORRIS INTERNATIONAL    COM              718172109   171805  3524933  SH       SOLE                3439523           85410